Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Property and Equipment
Property and equipment, gross	$ 69,791,000	$ 62,519,000	$ 54,323,000
Less accumulated depreciation and amortization	(46,634,000)	(43,505,000)	(35,630,000)
Property and equipment, net	23,157,000	19,014,000	18,693,000
Computers and equipment [Member]
Schedule of Property and Equipment
Property and equipment, gross	9,871,000	8,799,000	8,487,000
Software and development costs [Member]
Schedule of Property and Equipment
Property and equipment, gross	49,691,000	43,922,000	36,373,000
Furniture and fixtures [Member]
Schedule of Property and Equipment
Property and equipment, gross	3,265,000	3,046,000	3,143,000
Leasehold improvements [Member]
Schedule of Property and Equipment
Property and equipment, gross	$ 6,964,000	$ 6,752,000	$ 6,320,000